UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

Massachusetts Investors Growth Stock Fund

SEMIANNUAL REPORT

May 31, 2012

MIG-SEM

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

World financial markets remain a venue of uncertainty. The focus has shifted most recently to the eurozone, where policymakers are attempting to develop a plan that will help debt-laden countries and prevent their woes from spreading across the region. Volatility is likely to continue as investors test the resolve of European officials to make the tough decisions needed to solve the crisis.

The U.S. economy is experiencing a period of growth. However, markets have been jittery in reaction to events in Europe and ahead of the U.S. presidential election. Voters in the United States are watching the economy closely and waiting to see if Congress agrees to cut the budget and extend the Bush administration tax cuts. Failure to do so could ultimately send the U.S. economy back into recession.

Amid this global uncertainty, managing risk becomes a top priority for investors and their advisors. At MFS® our global research platform is designed to ensure the smooth functioning of our investment process in all business climates. Through this integrated approach, our investment staff shares ideas and evaluates opportunities across geographies, across both fundamental and quantitative disciplines, and across companies’ entire capital structure. We employ this uniquely collaborative approach to build better insights for our clients.

Additionally, we have a team of quantitative analysts that measures and assesses the risk profiles of our portfolios and securities on an ongoing basis. The chief investment risk officer, who oversees the team, reports directly to the firm’s president and chief investment officer so that the risk associated with each portfolio can be assessed objectively and independently of the portfolio management team.

We, like our investors, are mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to emphasize the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with investment advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

July 17, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	4.2%
Apple, Inc.	4.2%
Danaher Corp.	4.1%
Colgate-Palmolive Co.	3.9%
United Technologies Corp.	3.4%
Oracle Corp.	3.1%
Schlumberger Ltd.	2.9%
Visa, Inc., “A”	2.9%
Procter & Gamble Co.	2.8%
Thermo Fisher Scientific, Inc.	2.6%

Equity sectors
Technology	22.7%
Industrial Goods & Services	14.0%
Consumer Staples	12.8%
Health Care	10.6%
Financial Services	8.4%
Special Products & Services	6.9%
Retailing	6.4%
Energy	5.8%
Leisure	4.9%
Basic Materials	2.4%
Transportation	2.2%
Autos & Housing	2.0%

Percentages are based on net assets as of 5/31/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

December 1, 2011 through May 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2011 through May 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/11	Ending Account Value 5/31/12	Expenses Paid During Period (p) 12/01/11-5/31/12
A	Actual	0.80%	$1,000.00	$1,031.46	$4.06
	Hypothetical (h)	0.80%	$1,000.00	$1,021.00	$4.04
B	Actual	1.55%	$1,000.00	$1,027.56	$7.86
	Hypothetical (h)	1.55%	$1,000.00	$1,017.25	$7.82
C	Actual	1.55%	$1,000.00	$1,027.68	$7.86
	Hypothetical (h)	1.55%	$1,000.00	$1,017.25	$7.82
I	Actual	0.55%	$1,000.00	$1,033.61	$2.80
	Hypothetical (h)	0.55%	$1,000.00	$1,022.25	$2.78
R1	Actual	1.55%	$1,000.00	$1,028.49	$7.86
	Hypothetical (h)	1.55%	$1,000.00	$1,017.25	$7.82
R2	Actual	1.05%	$1,000.00	$1,030.60	$5.33
	Hypothetical (h)	1.05%	$1,000.00	$1,019.75	$5.30
R3	Actual	0.80%	$1,000.00	$1,031.70	$4.06
	Hypothetical (h)	0.80%	$1,000.00	$1,021.00	$4.04
R4	Actual	0.55%	$1,000.00	$1,033.51	$2.80
	Hypothetical (h)	0.55%	$1,000.00	$1,022.25	$2.78
529A	Actual	0.85%	$1,000.00	$1,031.34	$4.32
	Hypothetical (h)	0.85%	$1,000.00	$1,020.75	$4.29
529B	Actual	1.60%	$1,000.00	$1,027.32	$8.11
	Hypothetical (h)	1.60%	$1,000.00	$1,017.00	$8.07
529C	Actual	1.60%	$1,000.00	$1,028.16	$8.11
	Hypothetical (h)	1.60%	$1,000.00	$1,017.00	$8.07

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

5/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.1%
Issuer	Shares/Par	Value ($)

Aerospace - 4.1%
Precision Castparts Corp.	120,860	$20,088,138
United Technologies Corp.	1,460,500	108,237,655

		$128,325,793
Alcoholic Beverages - 0.8%
Diageo PLC	1,055,569	$25,167,260

Apparel Manufacturers - 2.4%
LVMH Moet Hennessy Louis Vuitton S.A.	240,682	$35,697,359
NIKE, Inc., “B”	378,830	40,981,829

		$76,679,188
Automotive - 2.0%
Johnson Controls, Inc.	2,110,220	$63,602,031

Broadcasting - 3.9%
Omnicom Group, Inc.	683,430	$32,585,942
Viacom, Inc., “B”	1,387,020	66,202,465
Walt Disney Co.	501,710	22,933,164

		$121,721,571
Brokerage & Asset Managers - 4.5%
Charles Schwab Corp.	2,577,430	$32,114,778
CME Group, Inc.	128,140	33,005,020
Franklin Resources, Inc.	720,000	76,888,800

		$142,008,598
Business Services - 6.9%
Accenture PLC, “A”	1,339,800	$76,502,580
Dun & Bradstreet Corp.	697,590	47,136,156
MSCI, Inc., “A” (a)	1,692,181	57,212,640
Verisk Analytics, Inc., “A” (a)	752,680	36,053,372

		$216,904,748
Cable TV - 1.0%
DIRECTV, “A” (a)	686,590	$30,518,926

Chemicals - 0.5%
Monsanto Co.	206,160	$15,915,552

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 5.2%
Autodesk, Inc. (a)	877,220	$28,088,584
Check Point Software Technologies Ltd. (a)	736,260	37,725,962
Oracle Corp.	3,695,950	97,831,797

		$163,646,343
Computer Software - Systems - 6.5%
Apple, Inc. (a)	227,800	$131,606,894
EMC Corp. (a)	944,468	22,525,562
International Business Machines Corp.	273,070	52,675,203

		$206,807,659
Consumer Products - 7.3%
Church & Dwight Co., Inc.	383,900	$20,438,836
Colgate-Palmolive Co.	1,258,900	123,749,870
Procter & Gamble Co.	1,400,876	87,260,566

		$231,449,272
Electrical Equipment - 9.9%
Amphenol Corp., “A”	903,430	$48,053,442
Danaher Corp.	2,496,270	129,731,152
Mettler-Toledo International, Inc. (a)	178,110	27,806,533
Sensata Technologies Holding B.V. (a)	2,491,980	76,528,706
W.W. Grainger, Inc.	162,420	31,452,633

		$313,572,466
Electronics - 5.1%
ASML Holding N.V.	628,050	$28,770,971
Microchip Technology, Inc.	2,289,580	71,022,772
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,438,331	60,938,285

		$160,732,028
Energy - Independent - 1.4%
Occidental Petroleum Corp.	578,700	$45,873,549

Energy - Integrated - 1.1%
Exxon Mobil Corp.	423,770	$33,321,035

Food & Beverages - 4.7%
Groupe Danone	906,856	$58,185,680
Mead Johnson Nutrition Co., “A”	248,080	20,029,979
PepsiCo, Inc.	1,050,258	71,260,005

		$149,475,664

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 0.6%
CVS Caremark Corp.	454,876	$20,442,127

General Merchandise - 2.8%
Kohl’s Corp.	531,380	$24,347,832
Target Corp.	1,108,640	64,201,342

		$88,549,174
Internet - 5.0%
eBay, Inc. (a)	577,640	$22,637,712
Google, Inc., “A” (a)	230,970	134,161,234

		$156,798,946
Medical & Health Technology & Services - 1.3%
Express Scripts Holding Co. (a)	268,123	$13,993,339
Patterson Cos., Inc.	771,378	25,640,605

		$39,633,944
Medical Equipment - 7.5%
Becton, Dickinson & Co.	497,580	$36,388,025
DENTSPLY International, Inc.	1,365,820	50,535,340
St. Jude Medical, Inc.	800,690	30,762,510
Thermo Fisher Scientific, Inc.	1,655,210	83,555,001
Waters Corp. (a)	432,400	34,496,872

		$235,737,748
Metals & Mining - 0.5%
Rio Tinto PLC	345,230	$14,887,692

Network & Telecom - 0.9%
Cisco Systems, Inc.	1,809,806	$29,554,132

Oil Services - 3.3%
National Oilwell Varco, Inc.	202,653	$13,527,088
Schlumberger Ltd.	1,437,960	90,950,970

		$104,478,058
Other Banks & Diversified Financials - 3.9%
MasterCard, Inc., “A”	83,500	$33,943,585
Visa, Inc., “A”	786,600	90,616,320

		$124,559,905

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 1.8%
Allergan, Inc.	211,450	$19,083,363
Johnson & Johnson	607,528	37,927,973

		$57,011,336
Railroad & Shipping - 0.4%
Kuehne & Nagel International AG	128,580	$13,717,723

Specialty Chemicals - 1.4%
Praxair, Inc.	411,750	$43,744,320

Specialty Stores - 0.6%
Industria de Diseno Textil S.A.	223,611	$18,536,882

Trucking - 1.8%
Expeditors International of Washington, Inc.	1,456,690	$55,718,393
Total Common Stocks (Identified Cost, $2,833,772,758)		$3,129,092,063

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.13%, at Cost and Net Asset Value (v)	38,836,278	$38,836,278
Total Investments (Identified Cost, $2,872,609,036)		$3,167,928,341

Other Assets, Less Liabilities - (0.3)%		(10,788,958)
Net Assets - 100.0%		$3,157,139,383

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,833,772,758)	$3,129,092,063
Underlying affiliated funds, at cost and value	38,836,278
Total investments, at value (identified cost, $2,872,609,036)	$3,167,928,341
Cash	94
Receivables for
Fund shares sold	1,074,831
Interest and dividends	4,635,198
Other assets	59,515
Total assets	$3,173,697,979
Liabilities
Payables for
Investments purchased	$11,507,804
Fund shares reacquired	3,219,815
Payable to affiliates
Investment adviser	60,333
Shareholder servicing costs	1,444,681
Distribution and service fees	54,784
Program manager fees	22
Payable for independent Trustees’ compensation	201,826
Accrued expenses and other liabilities	69,331
Total liabilities	$16,558,596
Net assets	$3,157,139,383
Net assets consist of
Paid-in capital	$3,186,303,787
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	295,395,858
Accumulated net realized gain (loss) on investments and foreign currency	(335,529,953)
Undistributed net investment income	10,969,691
Net assets	$3,157,139,383
Shares of beneficial interest outstanding	197,171,652

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,350,605,862	145,090,906	$16.20
Class B	108,385,919	7,452,994	14.54
Class C	196,350,762	13,560,342	14.48
Class I	87,618,108	5,294,956	16.55
Class R1	6,393,452	442,863	14.44
Class R2	81,922,952	5,162,072	15.87
Class R3	174,516,047	10,849,855	16.08
Class R4	143,271,172	8,796,289	16.29
Class R5	100,000	6,042	16.55
Class 529A	5,654,368	352,455	16.04
Class 529B	508,014	35,542	14.29
Class 529C	1,812,727	127,336	14.24
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $17.19 [100 / 94.25 x $16.20] and $17.02 [100 / 94.25 x $16.04], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$25,319,094
Interest	179,008
Dividends from underlying affiliated funds	19,066
Foreign taxes withheld	(449,219)
Total investment income	$25,067,949
Expenses
Management fee	$5,285,063
Distribution and service fees	5,090,876
Program manager fees	3,981
Shareholder servicing costs	2,799,586
Administrative services fee	247,948
Independent Trustees’ compensation	39,626
Custodian fee	88,828
Shareholder communications	111,715
Audit and tax fees	29,108
Legal fees	21,897
Miscellaneous	129,540
Total expenses	$13,848,168
Reduction of expenses by investment adviser and distributor	(8,872)
Net expenses	$13,839,296
Net investment income	$11,228,653
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$119,930,869
Foreign currency	(25,136)
Net realized gain (loss) on investments and foreign currency	$119,905,733
Change in unrealized appreciation (depreciation)
Investments	$(36,348,487)
Translation of assets and liabilities in foreign currencies	(21,067)
Net unrealized gain (loss) on investments and foreign currency translation	$(36,369,554)
Net realized and unrealized gain (loss) on investments and foreign currency	$83,536,179
Change in net assets from operations	$94,764,832

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/12 (unaudited)	Year ended 11/30/11
From operations
Net investment income	$11,228,653	$15,712,444
Net realized gain (loss) on investments and foreign currency	119,905,733	176,658,935
Net unrealized gain (loss) on investments and foreign currency translation	(36,369,554)	107,186,034
Change in net assets from operations	$94,764,832	$299,557,413
Distributions declared to shareholders
From net investment income	$(15,801,588)	$(13,651,584)
Change in net assets from fund share transactions	$73,274,980	$(239,907,082)
Total change in net assets	$152,238,224	$45,998,747
Net assets
At beginning of period	3,004,901,159	2,958,902,412
At end of period (including undistributed net investment income of $10,969,691 and $15,542,626, respectively)	$3,157,139,383	$3,004,901,159

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 5/31/12 (unaudited)		Years ended 11/30
			2011	2010	2009	2008	2007
Net asset value, beginning of period	$15.80		$14.39	$13.01	$9.60	$15.49	$13.79
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.09	$0.07	$0.06	$0.06	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.43		1.39	1.37	3.41	(5.89)	1.64
Total from investment operations	$0.49		$1.48	$1.44	$3.47	$(5.83)	$1.70
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.07)	$(0.06)	$(0.06)	$(0.06)	$—
Net asset value, end of period (x)	$16.20		$15.80	$14.39	$13.01	$9.60	$15.49
Total return (%) (r)(s)(t)(x)	3.15	(n)	10.33	11.08	36.44	(37.79)	12.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.82	0.95	0.99	0.93	0.90
Expenses after expense reductions (f)	0.80	(a)	0.82	0.95	0.99	0.93	0.90
Net investment income	0.77	(a)	0.59	0.55	0.53	0.45	0.43
Portfolio turnover	17		28	46	58	35	49
Net assets at end of period (000 omitted)	$2,350,606		$2,327,953	$2,354,751	$2,345,636	$1,919,938	$4,019,277

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
Class B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.15		$12.92	$11.71	$8.64	$13.98	$12.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.02)	$(0.01)	$(0.01)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		1.25	1.22	3.08	(5.31)	1.49
Total from investment operations	$0.39		$1.23	$1.21	$3.07	$(5.34)	$1.46
Net asset value, end of period (x)	$14.54		$14.15	$12.92	$11.71	$8.64	$13.98
Total return (%) (r)(s)(t)(x)	2.76	(n)	9.52	10.33	35.53	(38.20)	11.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.56	1.60	1.65	1.58	1.55
Expenses after expense reductions (f)	1.55	(a)	1.56	1.60	1.65	1.58	1.55
Net investment income (loss)	0.00	(a)	(0.16)	(0.12)	(0.13)	(0.21)	(0.20)
Portfolio turnover	17		28	46	58	35	49
Net assets at end of period (000 omitted)	$108,386		$126,402	$168,679	$233,635	$295,657	$857,628

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
Class C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.09		$12.86	$11.66	$8.60	$13.91	$12.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.02)	$(0.01)	$(0.01)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		1.25	1.21	3.07	(5.29)	1.47
Total from investment operations	$0.39		$1.23	$1.20	$3.06	$(5.31)	$1.44
Net asset value, end of period (x)	$14.48		$14.09	$12.86	$11.66	$8.60	$13.91
Total return (%) (r)(s)(t)(x)	2.77	(n)	9.56	10.29	35.58	(38.17)	11.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.56	1.60	1.64	1.58	1.55
Expenses after expense reductions (f)	1.55	(a)	1.56	1.60	1.64	1.58	1.55
Net investment income (loss)	0.01	(a)	(0.15)	(0.10)	(0.12)	(0.20)	(0.20)
Portfolio turnover	17		28	46	58	35	49
Net assets at end of period (000 omitted)	$196,351		$199,268	$203,860	$213,483	$183,334	$368,616

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
Class I			2011	2010	2009	2008	2007

Net asset value, beginning of period	$16.15		$14.72	$13.30	$9.83	$15.87	$14.07
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.14	$0.13	$0.10	$0.11	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.45		1.41	1.39	3.49	(6.04)	1.68
Total from investment operations	$0.53		$1.55	$1.52	$3.59	$(5.93)	$1.80
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.12)	$(0.10)	$(0.12)	$(0.11)	$—
Net asset value, end of period (x)	$16.55		$16.15	$14.72	$13.30	$9.83	$15.87
Total return (%) (r)(s)(x)	3.36	(n)	10.60	11.46	36.92	(37.62)	12.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.56	0.60	0.63	0.58	0.56
Expenses after expense reductions (f)	0.55	(a)	0.56	0.60	0.63	0.58	0.56
Net investment income	1.00	(a)	0.87	0.91	0.89	0.81	0.82
Portfolio turnover	17		28	46	58	35	49
Net assets at end of period (000 omitted)	$87,618		$93,722	$70,064	$63,052	$37,680	$57,139

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
Class R1			2011	2010	2009	2008	2007

Net asset value, beginning of period	$14.04		$12.83	$11.62	$8.57	$13.92	$12.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$(0.02)	$(0.01)	$(0.01)	$(0.03)	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.40		1.23	1.22	3.06	(5.28)	1.49
Total from investment operations	$0.40		$1.21	$1.21	$3.05	$(5.31)	$1.44
Less distributions declared to shareholders
From net investment income	$—		$—	$0.00 (w)	$—	$(0.04)	$—
Net asset value, end of period (x)	$14.44		$14.04	$12.83	$11.62	$8.57	$13.92
Total return (%) (r)(s)(x)	2.85	(n)	9.43	10.42	35.59	(38.25)	11.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.56	1.60	1.64	1.61	1.66
Expenses after expense reductions (f)	1.55	(a)	1.56	1.60	1.63	1.61	1.64
Net investment income (loss)	0.01	(a)	(0.15)	(0.10)	(0.12)	(0.23)	(0.37)
Portfolio turnover	17		28	46	58	35	49
Net assets at end of period (000 omitted)	$6,393		$6,594	$6,555	$6,696	$4,891	$8,623

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
Class R2			2011	2010	2009	2008	2007

Net asset value, beginning of period	$15.47		$14.12	$12.77	$9.43	$15.24	$13.61
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.06	$0.06	$0.04	$0.04	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.43		1.35	1.33	3.35	(5.79)	1.62
Total from investment operations	$0.47		$1.41	$1.39	$3.39	$(5.75)	$1.63
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.06)	$(0.04)	$(0.05)	$(0.06)	$—
Net asset value, end of period (x)	$15.87		$15.47	$14.12	$12.77	$9.43	$15.24
Total return (%) (r)(s)(x)	3.06	(n)	10.04	10.90	36.21	(37.87)	11.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.06	1.10	1.14	1.10	1.21
Expenses after expense reductions (f)	1.05	(a)	1.06	1.10	1.14	1.10	1.19
Net investment income	0.54	(a)	0.38	0.44	0.38	0.29	0.10
Portfolio turnover	17		28	46	58	35	49
Net assets at end of period (000 omitted)	$81,923		$62,125	$36,420	$27,249	$23,419	$31,371

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
Class R3			2011	2010	2009	2008	2007

Net asset value, beginning of period	$15.69		$14.32	$12.94	$9.59	$15.47	$13.78
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.09	$0.09	$0.06	$0.07	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.42		1.38	1.36	3.39	(5.88)	1.64
Total from investment operations	$0.49		$1.47	$1.45	$3.45	$(5.81)	$1.69
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.10)	$(0.07)	$(0.10)	$(0.07)	$—
Net asset value, end of period (x)	$16.08		$15.69	$14.32	$12.94	$9.59	$15.47
Total return (%) (r)(s)(x)	3.17	(n)	10.29	11.25	36.39	(37.74)	12.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.81	0.85	0.89	0.85	0.95
Expenses after expense reductions (f)	0.80	(a)	0.81	0.85	0.89	0.85	0.95
Net investment income	0.83	(a)	0.61	0.70	0.61	0.53	0.38
Portfolio turnover	17		28	46	58	35	49
Net assets at end of period (000 omitted)	$174,516		$77,578	$50,795	$30,110	$10,813	$21,016

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
Class R4			2011	2010	2009	2008	2007

Net asset value, beginning of period	$15.90		$14.50	$13.10	$9.68	$15.60	$13.85
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.14	$0.13	$0.09	$0.11	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.43		1.38	1.37	3.45	(5.94)	1.64
Total from investment operations	$0.52		$1.52	$1.50	$3.54	$(5.83)	$1.75
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.12)	$(0.10)	$(0.12)	$(0.09)	$—
Net asset value, end of period (x)	$16.29		$15.90	$14.50	$13.10	$9.68	$15.60
Total return (%) (r)(s)(x)	3.35	(n)	10.55	11.49	36.98	(37.60)	12.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.56	0.60	0.64	0.59	0.66
Expenses after expense reductions (f)	0.55	(a)	0.56	0.60	0.64	0.59	0.66
Net investment income	1.05	(a)	0.87	0.96	0.88	0.78	0.74
Portfolio turnover	17		28	46	58	35	49
Net assets at end of period (000 omitted)	$143,271		$103,881	$61,376	$33,525	$27,798	$114,715

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
Class 529A			2011	2010	2009	2008	2007

Net asset value, beginning of period	$15.64		$14.25	$12.89	$9.46	$15.27	$13.63
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.08	$0.06	$0.05	$0.04	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.42		1.37	1.35	3.38	(5.81)	1.61
Total from investment operations	$0.48		$1.45	$1.41	$3.43	$(5.77)	$1.64
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.06)	$(0.05)	$—	$(0.04)	$—
Net asset value, end of period (x)	$16.04		$15.64	$14.25	$12.89	$9.46	$15.27
Total return (%) (r)(s)(t)(x)	3.13	(n)	10.23	10.97	36.26	(37.87)	12.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.92	1.05	1.09	1.10	1.15
Expenses after expense reductions (f)	0.85	(a)	0.89	1.05	1.08	1.10	1.15
Net investment income	0.72	(a)	0.52	0.46	0.44	0.31	0.18
Portfolio turnover	17		28	46	58	35	49
Net assets at end of period (000 omitted)	$5,654		$5,115	$4,117	$3,657	$2,560	$7,986

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
Class 529B			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.91		$12.71	$11.53	$8.51	$13.80	$12.40
Income (loss) from investment operations
Net investment loss (d)	$(0.00)	(w)	$(0.03)	$(0.02)	$(0.02)	$(0.04)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		1.23	1.20	3.04	(5.25)	1.46
Total from investment operations	$0.38		$1.20	$1.18	$3.02	$(5.29)	$1.40
Net asset value, end of period (x)	$14.29		$13.91	$12.71	$11.53	$8.51	$13.80
Total return (%) (r)(s)(t)(x)	2.73	(n)	9.44	10.23	35.49	(38.33)	11.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.66	1.70	1.74	1.75	1.80
Expenses after expense reductions (f)	1.60	(a)	1.64	1.70	1.74	1.75	1.80
Net investment loss	(0.04	)(a)	(0.24)	(0.19)	(0.22)	(0.36)	(0.45)
Portfolio turnover	17		28	46	58	35	49
Net assets at end of period (000 omitted)	$508		$574	$712	$658	$560	$992

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/12 (unaudited)		Years ended 11/30
Class 529C			2011	2010	2009	2008	2007

Net asset value, beginning of period	$13.85		$12.66	$11.48	$8.48	$13.74	$12.34
Income (loss) from investment operations
Net investment loss (d)	$(0.00	)(w)	$(0.03)	$(0.02)	$(0.02)	$(0.04)	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		1.22	1.20	3.02	(5.22)	1.46
Total from investment operations	$0.39		$1.19	$1.18	$3.00	$(5.26)	$1.40
Net asset value, end of period (x)	$14.24		$13.85	$12.66	$11.48	$8.48	$13.74
Total return (%) (r)(s)(t)(x)	2.82	(n)	9.40	10.28	35.38	(38.28)	11.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.66	1.70	1.73	1.75	1.80
Expenses after expense reductions (f)	1.60	(a)	1.64	1.70	1.73	1.75	1.80
Net investment loss	(0.02	)(a)	(0.22)	(0.18)	(0.21)	(0.36)	(0.46)
Portfolio turnover	17		28	46	58	35	49
Net assets at end of period (000 omitted)	$1,813		$1,689	$1,574	$1,322	$906	$1,424

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds from a non-recurring litigation settlement against Tyco International Ltd., the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2010 would have been lower by 0.73%, 0.72%, 0.72%, 0.73%, 0.72%, 0.72%, 0.73%, 0.73%, 0.72%, 0.72%, and 0.72%, respectively. Excluding the effect of the proceeds received from a non-recurring administrative proceeding concerning market timing, the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2010 would have been lower by 1.14%, 1.13%, 1.13%, 1.14%, 1.13%, 1.14%, 1.14%, 1.14%, 1.14%, 1.13%, and 1.13%, respectively. Excluding the effect of the proceeds received from a non-recurring administrative proceeding concerning market timing, the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class 529A, Class 529B, and Class 529C total returns for the year ended November 30, 2011 would have been lower by 0.70%, 0.70%, 0.70%, 0.71%, 0.70%, 0.70%, 0.70%, 0.70%, 0.70%, 0.70%, and 0.70%, respectively.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

Class R5 was funded, with MFS seed money, on May 31, 2012 and commenced operations on June 1, 2012; therefore no financial highlight information is shown.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

Massachusetts Investors Growth Stock Fund (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and

Notes to Financial Statements (unaudited) – continued

considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,835,464,249	$—	$—	$2,835,464,249
France	58,185,680	35,697,359	—	93,883,039
Taiwan	60,938,285	—	—	60,938,285
United Kingdom	25,167,260	14,887,692	—	40,054,952
Israel	37,725,962	—	—	37,725,962
Netherlands	28,770,971	—	—	28,770,971
Spain	—	18,536,882	—	18,536,882
Switzerland	—	13,717,723	—	13,717,723
Mutual Funds	38,836,278	—	—	38,836,278
Total Investments	$3,085,088,685	$82,839,656	$—	$3,167,928,341

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $58,185,680 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Repurchase Agreements – The fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are

Notes to Financial Statements (unaudited) – continued

recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed

Notes to Financial Statements (unaudited) – continued

of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended May 31, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/11
Ordinary income (including any short-term capital gains)	$13,651,584

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/12
Cost of investments	$2,881,661,080
Gross appreciation	392,515,176
Gross depreciation	(106,247,915)
Net unrealized appreciation (depreciation)	$286,267,261

Notes to Financial Statements (unaudited) – continued

As of 11/30/11
Undistributed ordinary income	15,707,504
Capital loss carryforwards	(446,383,642)
Other temporary differences	(67,258)
Net unrealized appreciation (depreciation)	322,615,748

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2011, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
11/30/17	$(446,383,642)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 5/31/12	Year ended 11/30/11
Class A	$13,255,963	$11,976,935
Class I	839,850	586,558
Class R2	277,720	163,858
Class R3	523,677	373,689
Class R4	876,761	531,515
Class 529A	27,617	19,029
Total	$15,801,588	$13,651,584

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative

Notes to Financial Statements (unaudited) – continued

services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $67,935 and $1,947 for the six months ended May 31, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,038,028
Class B	0.75%	0.25%	1.00%	1.00%	611,058
Class C	0.75%	0.25%	1.00%	1.00%	1,026,423
Class R1	0.75%	0.25%	1.00%	1.00%	33,536
Class R2	0.25%	0.25%	0.50%	0.50%	196,044
Class R3	—	0.25%	0.25%	0.25%	167,119
Class 529A	—	0.25%	0.25%	0.25%	7,048
Class 529B	0.75%	0.25%	1.00%	1.00%	2,679
Class 529C	0.75%	0.25%	1.00%	1.00%	8,941
Total Distribution and Service Fees					$5,090,876

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2012 based on each class’ average daily net assets.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2012, were as follows:

Amount
Class A	$1,715
Class B	55,103
Class C	2,308
Class 529B	37
Class 529C	20

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until March 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended May 31, 2012, this waiver amounted to $1,991 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended May 31, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended May 31, 2012, were as follows:

	Fee	Waiver
Class 529A	$2,819	$1,410
Class 529B	268	134
Class 529C	894	447
Total Program Manager Fees and Waivers	$3,981	$1,991

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net

Notes to Financial Statements (unaudited) – continued

assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2012, the fee was $1,055,752, which equated to 0.0659% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended May 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,743,834.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2012 was equivalent to an annual effective rate of 0.0155% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,955 and the Retirement Deferral plan resulted in an expense of $9,791. Both amounts are included in independent Trustees’ compensation for the six months ended May 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $155,511 at May 31, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities is $46,289 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $19,573 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6,881, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $620,937,817 and $532,299,693, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/12		Year ended 11/30/11
	Shares	Amount	Shares	Amount
Shares sold
Class A	7,322,267	$120,773,191	9,461,139	$146,945,205
Class B	327,439	4,867,677	662,479	9,258,485
Class C	515,671	7,659,349	808,999	11,281,924
Class I	1,540,529	25,658,820	2,295,541	36,557,606
Class R1	39,075	585,090	77,190	1,067,829
Class R2	2,525,720	41,191,063	2,905,106	45,099,451
Class R3	6,623,599	107,195,794	2,730,265	41,588,563
Class R4	2,899,004	48,628,964	3,314,778	51,931,858
Class R5 (b)	6,042	100,000	—	—
Class 529A	34,799	562,867	60,816	937,790
Class 529B	2,865	41,873	4,098	56,946
Class 529C	14,195	210,015	19,981	274,822
	21,851,205	$357,474,703	22,340,392	$345,000,479
Shares issued to shareholders in reinvestment of distributions
Class A	726,515	$10,934,057	655,232	$9,880,973
Class I	38,015	583,906	26,513	408,029
Class R2	17,848	263,430	10,003	148,149
Class R3	35,052	523,677	24,946	373,689
Class R4	56,115	847,896	35,027	530,658
Class 529A	1,852	27,617	1,273	19,029
	875,397	$13,180,583	752,994	$11,360,527
Shares reacquired
Class A	(10,343,251)	$(171,122,036)	(26,384,187)	$(411,663,454)
Class B	(1,809,486)	(26,874,387)	(4,783,126)	(66,725,801)
Class C	(1,102,154)	(16,391,708)	(2,509,306)	(34,892,145)
Class I	(2,085,051)	(34,243,872)	(1,278,891)	(20,275,501)
Class R1	(65,727)	(980,745)	(118,704)	(1,665,104)
Class R2	(1,397,075)	(23,457,346)	(1,478,662)	(22,531,350)
Class R3	(752,494)	(12,428,969)	(1,359,194)	(21,114,525)
Class R4	(690,809)	(11,446,095)	(1,051,363)	(16,471,139)
Class 529A	(11,246)	(184,976)	(23,901)	(364,464)
Class 529B	(8,593)	(121,832)	(18,865)	(255,349)
Class 529C	(8,819)	(128,340)	(22,358)	(309,256)
	(18,274,705)	$(297,380,306)	(39,028,557)	$(596,268,088)

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/12		Year ended 11/30/11
	Shares	Amount	Shares	Amount
Net change
Class A	(2,294,469)	$(39,414,788)	(16,267,816)	$(254,837,276)
Class B	(1,482,047)	(22,006,710)	(4,120,647)	(57,467,316)
Class C	(586,483)	(8,732,359)	(1,700,307)	(23,610,221)
Class I	(506,507)	(8,001,146)	1,043,163	16,690,134
Class R1	(26,652)	(395,655)	(41,514)	(597,275)
Class R2	1,146,493	17,997,147	1,436,447	22,716,250
Class R3	5,906,157	95,290,502	1,396,017	20,847,727
Class R4	2,264,310	38,030,765	2,298,442	35,991,377
Class R5 (b)	6,042	100,000	—	—
Class 529A	25,405	405,508	38,188	592,355
Class 529B	(5,728)	(79,959)	(14,767)	(198,403)
Class 529C	5,376	81,675	(2,377)	(34,434)
	4,451,897	$73,274,980	(15,935,171)	$(239,907,082)

(b)	Class R5 was funded, with MFS seed money, on May 31, 2012 and commenced operations on June 1, 2012.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2012, the fund’s commitment fee and interest expense were $10,921 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	28,676,679	309,274,937	(299,115,338)	38,836,278

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,066	$38,836,278

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2011 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: July 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: July 17, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2012

*	Print name and title of each signing officer under his or her signature.